Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Fixed annual interest rate of short-term bank deposits	0.45%	0.35%
Provision for doubtful accounts	$ 20	$ 20
Number of major customers	3
Percentage of revenue contributed by major customers	41.00%
Estimated useful life	3 years
Impairment of intangible assets
Number of operating segments	1
Number of reporting units	1